OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	As of June 30, 2022	As of December 31, 2021
Capitalized fulfillment costs	2,851	3,541
Agent receivables	1,452	1,227
Advances	1,908	1,644
Claims receivables	6,082	4,342
Bunker receivables on time charter-out contracts	56,878	16,312
Other receivables	11,990	8,092
Total	81,161	35,158